SCHEDULE OF DEBT (Details) - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Short-Term Debt [Line Items]
Total Debt, Gross	$ 18,361	$ 9,758	$ 55,369
Less: Debt Discount and Deferred Financing Costs, Net	(660)	(256)	(559)
Total Debt, Net	17,701	9,502	54,810
Less: Non-Current Portion	(17,356)	(279)	(39,943)
Total Current Debt, Net	345	9,223	14,867
Series H Preferred Stock [Member]
Short-Term Debt [Line Items]
Total Debt, Gross	9,000
Jackson Investment Group - Related Party [Member]
Short-Term Debt [Line Items]
Total Debt, Gross	9,016	8,949	33,880
Paycheck Protection Program Loans [Member]
Short-Term Debt [Line Items]
Total Debt, Gross			19,395
HSBC Term Loan [Member]
Short-Term Debt [Line Items]
Total Debt, Gross	$ 345	$ 809	$ 2,094